RETIREMENT BENEFITS PLANS	12 Months Ended
Dec. 31, 2025
Retirement Benefits [Abstract]
RETIREMENT BENEFITS PLANS	RETIREMENT BENEFITS PLANS
Eaton has defined benefits pension plans and other postretirement benefits plans.
Obligations and Funded Status

	United States pension liabilities		Non-United States pension liabilities		Other postretirement liabilities
(In millions)	2025	2024	2025	2024	2025	2024
Funded status
Fair value of plan assets	$2,469	$2,445	$1,722	$1,548	$20	$18
Benefit obligations	(2,650)	(2,700)	(2,038)	(1,863)	(194)	(196)
Funded status	$(181)	$(255)	$(316)	$(315)	$(174)	$(178)

Amounts recognized in the Consolidated Balance Sheets
Other assets	$—	$—	$256	$231	$—	$—
Other current liabilities	(9)	(29)	(42)	(31)	(13)	(14)
Pension liabilities and Other postretirement benefits liabilities	(172)	(226)	(530)	(515)	(161)	(164)
Total	$(181)	$(255)	$(316)	$(315)	$(174)	$(178)

Amounts recognized in Accumulated other comprehensive loss (pre-tax)
Net actuarial loss (gain)	$847	$904	$738	$678	$(72)	$(87)
Prior service cost	3	5	15	6	—	—
Total	$850	$909	$753	$684	$(72)	$(87)
Change in Benefit Obligations

	United States pension liabilities		Non-United States pension liabilities		Other postretirement liabilities
(In millions)	2025	2024	2025	2024	2025	2024
Balance at January 1	$2,700	$2,824	$1,863	$2,022	$196	$212
Service cost	16	18	45	46	—	1
Interest cost	135	134	88	85	11	10
Actuarial loss (gain)	55	(20)	13	(82)	2	(11)
Gross benefits paid	(256)	(258)	(139)	(121)	(27)	(29)
Currency translation	—	—	155	(87)	1	(3)
Plan amendments	—	2	10	(3)	—	—
Other	—	—	3	3	11	16
Balance at December 31	$2,650	$2,700	$2,038	$1,863	$194	$196

Accumulated benefit obligation	$2,650	$2,686	$1,925	$1,766
During 2020, the Company announced it was freezing its United States pension plans for its non-union employees. The freeze was effective January 1, 2021 for non-union U.S. employees whose retirement benefit was determined under a cash balance formula and was effective January 1, 2026 for non-union U.S. employees whose retirement benefit is determined under a final average pay formula.
Actuarial losses related to changes in the United States and Non-United States benefit obligations in 2025 of $55 million and $13 million, respectively, were primarily due to decreases in the discount rates used to measure the obligations as well as unfavorable plan experience. Actuarial gains related to changes in the United States and Non-United States benefit obligations in 2024 of $20 million and $82 million, respectively, were primarily due to increases in the discount rates used to measure the obligations.
Change in Plan Assets

	United States pension liabilities		Non-United States pension liabilities		Other postretirement liabilities
(In millions)	2025	2024	2025	2024	2025	2024
Balance at January 1	$2,445	$2,604	$1,548	$1,633	$18	$17
Actual return on plan assets	250	84	111	(10)	2	1
Employer contributions	30	15	94	95	16	18
Gross benefits paid	(256)	(258)	(139)	(121)	(27)	(29)
Currency translation	—	—	105	(52)	—	—
Other	—	—	3	3	11	11
Balance at December 31	$2,469	$2,445	$1,722	$1,548	$20	$18
The components of pension plans with an accumulated benefit obligation in excess of plan assets at December 31 are as follows:

	United States pension liabilities		Non-United States pension liabilities
(In millions)	2025	2024	2025	2024
Accumulated benefit obligation	$2,650	$2,686	$640	$701
Fair value of plan assets	2,469	2,445	121	209
The components of pension plans with a projected benefit obligation in excess of plan assets at December 31 are as follows:

	United States pension liabilities		Non-United States pension liabilities
(In millions)	2025	2024	2025	2024
Projected benefit obligation	$2,650	$2,700	$738	$772
Fair value of plan assets	2,469	2,445	166	225
Other postretirement benefit plans with accumulated postretirement benefit obligations in excess of plan assets have been disclosed in the Obligations and Funded Status table.
Changes in pension and other postretirement benefit liabilities recognized in Accumulated other comprehensive loss are as follows:

	United States pension liabilities		Non-United States pension liabilities		Other postretirement liabilities
(In millions)	2025	2024	2025	2024	2025	2024
Balance at January 1	$909	$871	$684	$661	$(87)	$(93)
Prior service cost arising during the year	—	2	10	(3)	—	—
Net loss (gain) arising during the year	(4)	86	30	62	1	(7)
Currency translation	—	—	54	(18)	1	—
Less amounts included in expense during the year	(55)	(50)	(25)	(18)	13	13
Net change for the year	(59)	38	69	23	15	6
Balance at December 31	$850	$909	$753	$684	$(72)	$(87)
The components of retirement benefits expense (income) are as follows:

	United States pension benefit expense			Non-United States pension benefit expense			Other postretirement benefits expense (income)
(In millions)	2025	2024	2023	2025	2024	2023	2025	2024	2023
Service cost	$16	$18	$19	$45	$46	$43	$—	$1	$1
Interest cost	135	134	142	88	85	85	11	10	10
Expected return on plan assets	(190)	(190)	(195)	(128)	(134)	(121)	(1)	(1)	(1)
Amortization	15	9	4	16	11	7	(13)	(13)	(17)
	(24)	(29)	(30)	21	8	14	(3)	(3)	(7)
Settlements, curtailments, and special termination benefits	40	41	34	9	7	4	—	—	—
Total expense (income)	$16	$12	$4	$30	$15	$18	$(3)	$(3)	$(7)
The components of retirement benefits expense (income) other than service costs are included in Other expense (income) - net.
Retirement Benefits Plans Assumptions
In 2025, 2024 and 2023, for purposes of determining liabilities related to the majority of its plans in the United States, the Company used the Pri-2012 mortality tables as well as mortality tables that are based on the Company's own experience and generational improvement scales that are based on MP-2021.
To estimate the service and interest cost components of net periodic benefit cost for the vast majority of its defined benefits pension and other postretirement benefits plans, the Company used a spot rate approach by applying the specific spot rates along the yield curve used to measure the benefit obligation at the beginning of the period to the relevant projected cash flows.
Pension Plans

	United States pension plans			Non-United States pension plans
	2025	2024	2023	2025	2024	2023
Assumptions used to determine benefit obligation at year-end
Discount rate	5.34%	5.61%	5.14%	5.11%	4.92%	4.52%
Rate of compensation increase	3.05%	3.32%	3.40%	3.13%	3.16%	3.17%
Interest rate used to credit cash balance plans	4.56%	4.79%	4.01%	2.50%	2.01%	1.59%

Assumptions used to determine expense
Discount rate used to determine benefit obligation	5.61%	5.14%	5.47%	4.92%	4.52%	4.83%
Discount rate used to determine service cost	5.76%	5.24%	5.54%	5.90%	6.00%	5.90%
Discount rate used to determine interest cost	5.29%	4.98%	5.33%	4.71%	4.47%	4.80%
Expected long-term return on plan assets	7.00%	6.50%	6.50%	6.63%	6.79%	6.32%
Rate of compensation increase	3.32%	3.40%	3.33%	3.16%	3.17%	3.12%
Interest rate used to credit cash balance plans	4.79%	4.01%	3.67%	2.01%	1.59%	2.32%
The expected long-term rate of return on pension assets was determined for each country and reflects long-term historical data taking into account each plan's target asset allocation. The expected long-term rates of return on pension assets for United States pension plans and Non-United States pension plans for 2026 are 7.50% and 7.00%, respectively. The discount rates were determined using appropriate bond data for each country.
Other Postretirement Benefits Plans
Substantially all of the obligation for other postretirement benefits plans relates to United States plans. Assumptions used to determine other postretirement benefits obligations and expense are as follows:

	Other postretirement benefits plans
	2025	2024	2023
Assumptions used to determine benefit obligation at year-end
Discount rate	5.24%	5.57%	5.11%
Health care cost trend rate assumed for next year	6.50%	6.70%	7.70%
Ultimate health care cost trend rate	4.75%	4.75%	4.75%
Year ultimate health care cost trend rate is achieved	2035	2034	2033

Assumptions used to determine expense
Discount rate used to determine benefit obligation	5.57%	5.11%	5.46%
Discount rate used to determine service cost	5.84%	5.25%	5.53%
Discount rate used to determine interest cost	5.29%	4.96%	5.32%
Initial health care cost trend rate	6.70%	7.70%	7.10%
Ultimate health care cost trend rate	4.75%	4.75%	4.75%
Year ultimate health care cost trend rate is achieved	2034	2033	2031
Employer Contributions to Retirement Benefits Plans
Contributions to pension plans that Eaton expects to make in 2026, and made in 2025, 2024 and 2023, are as follows:

(In millions)	Expected in 2026	2025	2024	2023
United States plans	$9	$30	$15	$16
Non-United States plans	89	94	95	97
Total contributions	$98	$124	$110	$113
The following table provides the estimated pension and other postretirement benefit payments for each of the next five years, and the five years thereafter in the aggregate. For other postretirement benefits liabilities, the Company expects minor subsidy receipts related to the Medicare Prescription Drug, Improvement, and Modernization Act of 2003 that would reduce the estimated payments listed below.

(In millions)	Estimated United States pension payments	Estimated non-United States pension payments	Estimated other postretirement benefit payments
2026	$276	$135	$15
2027	259	135	19
2028	250	136	18
2029	241	141	17
2030	226	144	17
2031 - 2035	1,008	757	75
Pension Plan Assets
Investment policies and strategies are developed on a country and plan specific basis. The United States plan, representing 59% of worldwide pension assets, and the United Kingdom plans representing 26% of worldwide pension assets, are invested primarily in debt securities largely for liability hedging, as the majority of the assets are in plans that are well-funded. In general, the plans are primarily allocated to diversified high-quality publicly traded debt, primarily through separately managed accounts and commingled funds in the form of common collective and other trusts. The United States plan's target allocation is 21% United States equities, 11% non-United States equities, 4% public real estate (primarily equity of real estate investment trusts), 46% debt securities and 18% other, including private equity, private debt and cash equivalents. The United Kingdom plans' target asset allocations are 16% equities and the remainder in debt securities, cash equivalents and real estate investments. The equity risk for the plans is managed through broad diversification across industries, geographies, and levels of market capitalization. The majority of debt allocations for these plans are longer duration government and corporate debt. The United States, United Kingdom and Canada pension plans are authorized to use derivatives, including the use of futures, swaps and options, to achieve more economically desired market exposures.
Fair Value Measurements
Financial instruments included in pension and other postretirement benefits plan assets are categorized into a fair value hierarchy of three levels, based on the degree of subjectivity inherent in the valuation methodology are as follows:
Level 1 -Quoted prices (unadjusted) for identical assets in active markets.
Level 2 -Quoted prices for similar assets in active markets, and inputs that are observable for the asset, either directly or indirectly, for substantially the full term of the financial instrument.
Level 3 -Unobservable prices or inputs.
Certain investments that are measured at fair value using the net asset value per share practical expedient have not been categorized in the fair value hierarchy and are being presented in the tables to permit a reconciliation to total plan assets.
Pension Plans
A summary of the fair value of pension plan assets at December 31, 2025 and 2024, is as follows:

(In millions)	Total	Quoted prices in active markets for identical assets (Level 1)	Other observable inputs (Level 2)	Unobservable inputs (Level 3)[1]
2025
Common collective trusts
Non-United States equity and global equities	$211	$—	$211	$—
Fixed income	32	—	32	—
Fixed income securities	1,647	—	1,647	—
United States treasuries	258	255	3	—
Real estate	248	100	32	116
Cash equivalents	49	25	24	—
Exchange traded funds	105	105	—	—
Other	419	—	50	369
Common collective and other trusts measured at net asset value	1,287
Money market funds measured at net asset value	2
Pending purchases and sales of plan assets, and interest receivable	(67)
Total pension plan assets	$4,191	$485	$1,999	$485
[1] These pension plan assets include private equity, private credit and private real estate funds that generally have redemption notice periods of six months or longer and are often not eligible for redemption until the underlying assets are liquidated or distributed. The Company has unfunded commitments to these funds of approximately $158 million at December 31, 2025, which will be satisfied by a reallocation of pension plan assets.

(In millions)	Total	Quoted prices in active markets for identical assets (Level 1)	Other observable inputs (Level 2)	Unobservable inputs (Level 3)[1]
2024
Common collective trusts
Non-United States equity and global equities	$241	$—	$241	$—
Fixed income	28	—	28	—
Fixed income securities	1,582	—	1,582	—
United States treasuries	461	453	8	—
Real estate	212	63	25	124
Cash equivalents	83	55	28	—
Exchange traded funds	91	91	—	—
Other	402	—	40	362
Common collective and other trusts measured at net asset value	978
Pending purchases and sales of plan assets, and interest receivable	(85)
Total pension plan assets	$3,993	$662	$1,952	$486
[1] These pension plan assets include private equity, private credit and private real estate funds that generally have redemption notice periods of six months or longer, and are often not eligible for redemption until the underlying assets are liquidated or distributed. The Company has unfunded commitments to these funds of approximately $128 million at December 31, 2024, which will be satisfied by a reallocation of pension plan assets.
The fair value measurement of plan assets using significant unobservable inputs (Level 3) changed during 2025 and 2024 due to the following:

(In millions)	Real estate	Other	Total
Balance at January 1, 2024	$199	$370	$569
Actual return on plan assets:
Gains (losses) relating to assets still held at year-end	(24)	29	5
Purchases, sales, settlements - net	(51)	(37)	(88)
Transfers into or out of Level 3	—	—	—
Balance at December 31, 2024	124	362	486
Actual return on plan assets:
Gains (losses) relating to assets still held at year-end	14	32	46
Purchases, sales, settlements - net	(22)	(25)	(47)
Transfers into or out of Level 3	—	—	—
Balance at December 31, 2025	$116	$369	$485
Other Postretirement Benefits Plans
A summary of the fair value of other postretirement benefits plan assets at December 31, 2025 and 2024, is as follows:

(In millions)	Total	Quoted prices in active markets for identical assets (Level 1)	Other observable inputs (Level 2)	Unobservable inputs (Level 3)
2025
Cash equivalents	$3	$3	$—	$—
Common collective and other trusts measured at net asset value	17
Total other postretirement benefits plan assets	$20	$3	$—	$—

(In millions)	Total	Quoted prices in active markets for identical assets (Level 1)	Other observable inputs (Level 2)	Unobservable inputs (Level 3)
2024
Cash equivalents	$3	$3	$—	$—
Common collective and other trusts measured at net asset value	15
Total other postretirement benefits plan assets	$18	$3	$—	$—
Valuation Methodologies
Following is a description of the valuation methodologies used for pension and other postretirement benefits plan assets measured at fair value. There have been no changes in the methodologies used at December 31, 2025 and 2024.
Common collective and other trusts - Valued at the net unit value of units held by the trust at year end. The unit value is determined by the total value of fund assets divided by the total number of units of the fund owned. The equity investments in collective trusts are predominantly in index funds for which the underlying securities are actively traded in public markets based upon readily measurable prices. The investments in other trusts are predominantly in exchange traded funds for which the underlying securities are actively traded in public markets based upon readily measurable prices. Common collective and other trusts measured at fair value using the net asset value per share practical expedient have not been categorized in the fair value hierarchy and are being presented in the tables above to permit a reconciliation of the fair value hierarchy to the total plan assets.
Fixed income securities - These securities consist of publicly traded United States and non-United States fixed interest obligations (principally corporate and government bonds and debentures). The fair value of corporate and government debt securities is determined through third-party pricing models that consider various assumptions, including time value, yield curves, credit ratings, and current market prices. The Company verifies the results of trustees or custodians and evaluates the pricing classification of these securities by performing analyses using other third-party sources.
United States treasuries - Valued at the closing price of each security.
Real estate - Consists of direct investments in the stock of publicly traded companies and investments in pooled funds that invest directly in real estate. The publicly traded companies are valued based on the closing price reported in an active market on which the individual securities are traded and as such are classified as Level 1. The pooled funds rely on appraisal-based valuations and as such are classified as Level 3.
Cash equivalents - Primarily certificates of deposit, commercial paper, and repurchase agreements.
Exchange traded funds - Valued at the closing price of the exchange traded fund's shares.
Money market funds - Money market funds measured at fair value using the net asset value per share practical expedient have not been categorized in the fair value hierarchy and are being presented in the tables above to permit a reconciliation of the fair value hierarchy to the total plan assets.
Other - These assets consist of private equity, private debt, insurance contracts primarily for international plans, futures contracts, and over-the-counter options. Investments in private equity and private debt are valued at net asset value or estimated fair value based on quarterly financial information received from the investment advisor, third party appraisal or general partner. These estimates incorporate factors such as contributions and distributions, market transactions, market comparables and performance multiples. Futures contracts and options are valued based on the closing prices of contracts or indices as available using third-party sources.
For additional information regarding fair value measurements, see Note 15.
Defined Contribution Plans
The Company has various defined contribution benefit plans, primarily consisting of the plans in the United States. The total contributions related to these plans are charged to expense and are as follows:

(In millions)
2025	$239
2024	220
2023	201